Restricted Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Cash And Investments [Abstract]
Summary of restricted cash and investments

	At December 31	At December 31
(in thousands)	2024	2023

Cash and cash equivalents	$3,652	$3,259
Investments	7,972	7,972
	$11,624	$11,231

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$3,652	$3,259
Letters of credit facility pledged assets	7,972	7,972
	$11,624	$11,231